UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2009
                                               ---------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Ridgecrest Investment Management, LLC
Address:      767 Third Avenue, 20th Floor
              New York, NY 10017


Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Todd McElroy
Title:   Chief Financial Officer
Phone:   (646) 827-2698

Signature, Place, and Date of Signing:

/s/ Todd McElroy                New York, New York            August 14, 2009
----------------                ------------------            ---------------
  [Signature]                      [City, State]                   [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                         0
                                                 -------------

Form 13F Information Table Entry Total:                    89
                                                 --------------

Form 13F Information Table Value Total:                 $63,129
                                                 ---------------
                                                     (thousands)




List of Other Included Managers:

None

            COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
                                                                           SHRS
                                                               VALUE      OR PRN SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP       (X1000)    AMOUNT PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

Aecom Technology Corp                COM             00766T100     800    25,000   SH         SOLE                25,000
AGCO Corp                            COM             001084102     872    30,000   SH         SOLE                30,000
Alcoa Inc                            COM             013817101   1,033   100,000   SH         SOLE               100,000
American Eagle Outfitters Inc        COM             02553E106     709    50,000   SH         SOLE                50,000
American Italian Pasta Co            CL A            027070101     729    25,000   SH         SOLE                25,000
AnnTaylor Stores Corp                COM             036115103     599    75,000   SH         SOLE                75,000
ArvinMeritor Inc                     COM             043353101     461   105,000   SH         SOLE               105,000
Ashland Inc                          COM             044209104     982    35,000   SH         SOLE                35,000
Axis Capital Holdings Ltd            SHS             G0692U109     668    25,500   SH         SOLE                25,500
Bank of America Corp                 COM             060505104   1,386   105,000   SH         SOLE               105,000
Bankrate Inc                         COM             06646V108     505    20,000   SH         SOLE                20,000
Biovail Corp                         COM             09067J109     698    51,900   SH         SOLE                51,900
BPZ Resources Inc                    COM             055639108     147    30,000   SH         SOLE                30,000
Brocade Communications Systems Inc   COM             111621306     392    50,000   SH         SOLE                50,000
Cabot Oil & Gas Corp                 COM             127097103     153     5,000   SH         SOLE                 5,000
Cameron International Corp           COM             13342B105     566    20,000   SH         SOLE                20,000
Celadon Group Inc                    COM             150838100     420    50,000   SH         SOLE                50,000
Chicago Bridge & Iron Co NV          N Y REGISTRY SH 167250109     744    60,000   SH         SOLE                60,000
Clean Energy Fuels Corp              COM             184499101     172    20,000   SH         SOLE                20,000
Covanta Holding Corp                 COM             22282E102     678    40,000   SH         SOLE                40,000
Covidien Plc                         SHS             G2554F105     749    20,000   SH         SOLE                20,000
CVS Caremark Corp                    COM             126650100     797    25,000   SH         SOLE                25,000
DXP Enterprises Inc                  COM             233377407     172    15,000   SH         SOLE                15,000
EMC Corp/Massachusetts               COM             268648102     786    60,000   SH         SOLE                60,000
Energy Transfer Partners LP          UNIT LTD PARTN  29273R109   1,012    25,000   SH         SOLE                25,000
Entegris Inc                         COM             29362U104     204    75,000   SH         SOLE                75,000
Fifth Third Bancorp                  COM             316773100     284    40,000   SH         SOLE                40,000
FMC Corp                             COM             302491303     946    20,000   SH         SOLE                20,000
Fomento Economico Mexicano SAB de CV SPON ADR UNITS  344419106     484    15,000   SH         SOLE                15,000
Ford Motor Co                        COM             345370860     304    50,000   SH         SOLE                50,000
FTI Consulting Inc                   COM             302941109     761    15,000   SH         SOLE                15,000
Goodyear Tire & Rubber Co/The        COM             382550101   1,126   100,000   SH         SOLE               100,000
GrafTech International Ltd           COM             384313102     566    50,000   SH         SOLE                50,000
Great Lakes Dredge & Dock Corp       COM             390607109     335    70,000   SH         SOLE                70,000
Greif Inc                            CL A            397624107   1,106    25,000   SH         SOLE                25,000
Hertz Global Holdings Inc            COM             42805T105     320    40,000   SH         SOLE                40,000
Hologic Inc                          COM             436440101     428    30,000   SH         SOLE                30,000
Huron Consulting Group Inc           COM             447462102   1,156    25,000   SH         SOLE                25,000
Iconix Brand Group Inc               COM             451055107   1,384    90,000   SH         SOLE                90,000
Ingersoll-Rand Plc                   CL A            G4776G101     418    20,000   SH         SOLE                20,000
Invesco Ltd                          SHS             G491BT108     713    40,000   SH         SOLE                40,000
JetBlue Airways Corp                 COM             477143101     427   100,000   SH         SOLE               100,000
JPMorgan Chase & Co                  COM             46625H100   1,364    40,000   SH         SOLE                40,000
Lexmark International Inc            CL A            529771107     634    40,000   SH         SOLE                40,000
Lincoln National Corp                COM             534187109     688    40,000   SH         SOLE                40,000
Maxwell Technologies Inc             COM             577767106     488    35,300   SH         SOLE                35,300
McDermott International Inc          COM             580037109     609    30,000   SH         SOLE                30,000
MetLife Inc                          COM             59156R108   1,200    40,000   SH         SOLE                40,000
Microsoft Corp                       COM             594918104   2,139    90,000   SH         SOLE                90,000
Monro Muffler Brake Inc              COM             610236101     514    20,000   SH         SOLE                20,000
Mylan Inc/PA                         COM             628530107     979    75,000   SH         SOLE                75,000
MYR Group Inc/Delaware               COM             55405W104     809    40,000   SH         SOLE                40,000
Natural Gas Services Group Inc       COM             63886Q109     732    55,000   SH         SOLE                55,000
Nexen Inc                            COM             65334H102      43     2,000   SH         SOLE                 2,000
North American Energy Partners Inc   COM             656844107      73    12,000   SH         SOLE                12,000
Northwest Pipe Co                    COM             667746101     608    17,500   SH         SOLE                17,500
NuStar GP Holdings LLC               UNIT RESTG LLC  67059L102   1,040    45,000   SH         SOLE                45,000
Nvidia Corp                          COM             67066G104     395    35,000   SH         SOLE                35,000
O'Reilly Automotive Inc              COM             686091109     762    20,000   SH         SOLE                20,000
ON Semiconductor Corp                COM             682189105     343    50,000   SH         SOLE                50,000
OpenTable Inc                        COM             68372A104      30     1,000   SH         SOLE                 1,000
Orion Marine Group Inc               COM             68628V308     998    52,500   SH         SOLE                52,500
Owens-Illinois Inc                   COM             690768403   1,258    44,900   SH         SOLE                44,900
Penske Auto Group Inc                COM             70959W103     998    60,000   SH         SOLE                60,000
PEP Boys-Manny Moe & Jack            COM             713278109     659    65,000   SH         SOLE                65,000
Petroleo Brasileiro SA               SP ADR NON VTG  71654V101   1,334    40,000   SH         SOLE                40,000
Plains All American Pipeline LP      UNIT LTD PARTN  726503105   1,277    30,000   SH         SOLE                30,000
Plains Exploration & Production Co   COM             726505100   1,231    45,000   SH         SOLE                45,000
PLATO Learning Inc                   COM             72764Y100     300    75,000   SH         SOLE                75,000
Quanta Services Inc                  COM             74762E102     347    15,000   SH         SOLE                15,000
Ralcorp Holdings Inc                 COM             751028101   1,523    25,000   SH         SOLE                25,000
Raymond James Financial Inc          COM             754730109     473    27,500   SH         SOLE                27,500
S1 Corp                              COM             78463B101     692   100,000   SH         SOLE               100,000
Schering-Plough Corp                 COM             806605101   1,507    60,000   SH         SOLE                60,000
Solutia Inc                          COM             834376501     818   142,000   SH         SOLE               142,000
Sterling Construction Co Inc         COM             859241101     610    40,000   SH         SOLE                40,000
Talbots Inc                          COM             874161102     405    75,000   SH         SOLE                75,000
Target Corp                          COM             87612E106     789    20,000   SH         SOLE                20,000
Terra Industries Inc                 COM             880915103   1,211    50,000   SH         SOLE                50,000
Thompson Creek Metals Co Inc         COM             884768102     409    40,000   SH         SOLE                40,000
TNS Inc                              COM             872960109     375    20,000   SH         SOLE                20,000
TradeStation Group Inc               COM             89267P105     508    60,000   SH         SOLE                60,000
Transatlantic Holdings Inc           COM             893521104   1,083    25,000   SH         SOLE                25,000
TrueBlue Inc                         COM             89785X101     546    65,000   SH         SOLE                65,000
Universal Display Corp               COM             91347P105     196    20,000   SH         SOLE                20,000
Viasat Inc                           COM             92552V100     513    20,000   SH         SOLE                20,000
Virgin Media Inc                     COM             92769L101     935   100,000   SH         SOLE               100,000
Weatherford International Ltd        REG             H27013103     978    50,000   SH         SOLE                50,000
Zhongpin Inc                         COM             98952K107     518    50,000   SH         SOLE                50,000